STOCKBASED COMPENSATION (Details 1) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Common stock equivalent, Number outstanding, Begining balance	774,616,000	638,600,000
Common stock equivalent, Granted	191,700,000	318,366,000
Common stock equivalent, Cancelled	(130,950,000)	(184,350,000)
Common stock equivalent, Number outstanding, Ending balance	835,366,000	774,616,000
Options [Member]
Common stock equivalent, Number outstanding, Begining balance	85,216,000	49,200,000
Common stock equivalent, Granted	8,000,000	55,666,000
Common stock equivalent, Cancelled	(7,250,000)	(19,650,000)
Common stock equivalent, Number outstanding, Ending balance	85,966,000	85,216,000
Price Appreciation Certificates [Member]
Common stock equivalent, Number outstanding, Begining balance	689,400,000	589,400,000
Common stock equivalent, Granted	183,700,000	262,700,000
Common stock equivalent, Cancelled	(123,700,000)	(162,700,000)
Common stock equivalent, Number outstanding, Ending balance	749,400,000	689,400,000